Taxes (Details) - Schedule of Taxes Payable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Value added tax payable		$ 355,409
Other taxes payable	$ 22,539	124,524
Total taxes payable	$ 22,539	$ 479,933